Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (907,404)	$ (417,870)	$ (4,427,114)	$ (833,293)
Net loss - diluted	(907,404)	$ (417,870)	(4,427,114)	$ (833,293)	$ (9,855,019)	$ (2,907,828)
Legal fees	$ 34,675		$ 34,675		$ 0
Weighted average common shares outstanding	36,387,315	97,350,883	64,310,131	95,766,935	96,663,470	62,254,977
Effect of dilutive shares	0	0	0	0
Convertible notes	0	300,000	0	300,000	273,683	69,954
Net Loss					$ (9,855,019)	$ (2,907,828)
Preferred stock	50,559,528	10,018,858,616	49,059,894	10,018,930,320	10,025,957,712	10,013,019,178
Denominator:
Diluted	86,946,843	10,116,509,499	113,370,025	10,114,997,255	10,122,894,865	10,075,344,109
Net loss per common share:
Net loss per common share: basic	$ (0.02)	$ (0.00)	$ (0.07)	$ (0.01)	$ (0.10)	$ (0.05)
Net loss per common share: diluted	$ (0.01)	$ (0.00)	$ (0.04)	$ (0.00)	$ (0.00)	$ (0.00)